Common shares	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Common shares	Common shares
Changes in common shares for the periods presented in this report were as follows:

	Issued and fully paid share capital $0.10 par value each
	Shares	$ millions
December 31, 2018	100,000,000	10
RSU share issuance	234,973	—
December 31, 2019	100,234,973	10
RSU share issuance	149,462	—
December 31, 2020	100,384,435	10
Common share transactions for periods presented
On June 5, 2019 an additional 27,768,889 common shares were approved at a par value of $0.10. This increased our authorized share capital to 138,880,000 common shares.
On September 4, 2019, 234,973 common shares were issued to employees following a vesting of restricted stock units awarded under our Employee Incentive Plan.
On February 10, 2020 and June 17, 2020, a total of 149,462 common shares were issued to employees following a vesting of restricted stock units awarded under our Employee Incentive Plan.
Key terms of shares issued and outstanding
All our issued and outstanding common shares are and will be fully paid. Subject to the Bye-Laws, the Board of Directors is authorized to issue any of the authorized but unissued common shares. There are no limitations on the right of non-Bermudians or non-residents of Bermuda to hold or vote in the Company's common shares.
Holders of common shares have no pre-emptive, redemption, conversion or sinking fund rights. Holders of common shares are entitled to one vote per common share on all matters submitted to a vote of holders of common shares. Unless a different majority is required by law or the Bye-Laws, resolutions to be approved by holders of common shares require the approval by an ordinary resolution (being a resolution approved by a simple majority of votes cast at a general meeting at which a quorum is present). Under the Bye-Laws, each common share is entitled to dividends if, as and when dividends are declared by the Board of Directors, subject to any preferred dividend right of the holders of any preference shares.
In the event of liquidation, dissolution or winding up of the Company, the holders of common shares are entitled to share equally and ratably in the Company's assets, if any, remaining after the payment of all its debts and liabilities, subject to any liquidation preference on any issued and outstanding preference shares